CONVERTIBLE DEBT ARRANGEMENTS (Details Narrative)																							3 Months Ended		6 Months Ended		12 Months Ended
	May 04, 2021 USD ($) $ / shares shares	Apr. 06, 2021 USD ($) $ / shares shares	Apr. 06, 2021 USD ($) Integer $ / shares shares	Apr. 06, 2021 USD ($) $ / shares shares	Feb. 22, 2021 USD ($) Integer	Feb. 19, 2021 USD ($) shares	Feb. 18, 2021 USD ($)	Feb. 11, 2021 USD ($) Integer	Feb. 10, 2021 USD ($)	Jan. 27, 2021 USD ($) Integer	Jan. 26, 2021 USD ($) Integer	Jan. 25, 2021 USD ($)	Sep. 01, 2020 USD ($) Integer	Aug. 31, 2020 USD ($)	Aug. 28, 2020 USD ($) Integer $ / shares	Aug. 27, 2020 USD ($)	Aug. 21, 2020 USD ($) Integer	Aug. 20, 2020 USD ($) Integer	Aug. 19, 2020 USD ($)	Aug. 06, 2020 USD ($) Integer	Jul. 31, 2020 USD ($)	Jul. 24, 2020 USD ($) Integer	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Feb. 17, 2021 $ / shares
Short-term Debt [Line Items]
Convertible notes payable																							$ 4,832,616		$ 4,832,616		$ 5,143,795	$ 565,000
Accrued interest																											$ 1,542,270
Debt conversion of shares | shares																									2,500,000	16,331,766	20,716,750	5,872,362
Debt instrument conversion price | $ / shares	$ 0.20																										$ 0.43	$ 0.08
Debt interest rate	5.00%
Proceeds from debt																									$ 156,248	$ 463,600	$ 5,219,431	$ 1,116,800
Derivative liability																											0	897,631
Debt discount																							1,304,993		1,304,993		3,157,759	375,359
Gain (Loss) on Extinguishment of Debt																							(166,625)		(115,197)	31,270	149,748	(363,319)
Common Stock, Value, Subscriptions																							$ 30,000		30,000		63,700	955,466
Debt instrument, description	May 4, 2022 and June 30, 2022, bear interest at the rate of			upon the occurrence and during the continuance of an Event of Default (as defined in the Note), if lower, at a conversion price equal to 75% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock during the 20 consecutive trading days immediately preceding the applicable conversion date. The Company has the right to prepay all or any portion of the outstanding balance of the Note in an amount equal to 115% or 120%, depending on whether such repayment is made before or after November 5, 2021, multiplied by the portion of the outstanding balance to be prepaid
Amortization of original issue discount, deferred financing costs, and debt discount																											2,032,516	899,491
Debt Conversion, Converted Instrument, Amount																									500,000	288,182	472,593	477,763
Amortization of original issue discount, deferred financing costs, and debt discount																									2,077,049	494,184
Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount																											1,596,888
Convertible Debt [Member] | Evergreen Capital Management LLC [Member]
Short-term Debt [Line Items]
Debt conversion of shares | shares																							2,500,000
Debt Conversion, Converted Instrument, Amount																							$ 500,000
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Convertible notes payable																							$ 303,207		$ 303,207		$ 162,271	116,619
Warrants exercise price | $ / shares																							$ 0.35		$ 0.35		$ 0.37
Securities Purchase Agreement [Member] | Accredited Investor One [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate																						8.00%
Debt principal amount																						$ 105,000
Debt original issued discount																						$ 5,000
Debt maturity date																						Jul. 24, 2021
Proceeds from debt																						$ 95,000
Payment to reimburse amount																						$ 5,000
Debt conversion percentage																						60.00%
Conversion trading days | Integer																						20
Derivative liability																						$ 175,000
Deferred financing cost																						5,000
Debt discount																						$ 95,000
Securities Purchase Agreement [Member] | Accredited Investor Two [Member]. | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate																					8.00%
Debt principal amount																					$ 68,000
Debt maturity date																					Jul. 31, 2021
Payment to reimburse amount																				$ 3,000
Debt conversion percentage																				62.00%
Conversion trading days | Integer																				20
Derivative liability																				$ 102,228
Deferred financing cost																				3,000
Debt discount																				65,000
Securities Purchase Agreement [Member] | Accredited Investor Two [Member]. | 8% Convertible Promissory Note [Member] | Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Derivative liability																				$ 65,000
Securities Purchase Agreement [Member] | Accredited Investor Three [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate																			8.00%
Debt principal amount																			$ 99,225
Debt original issued discount																			$ 4,725
Debt maturity date																			Aug. 19, 2021
Proceeds from debt																		$ 90,000
Payment to reimburse amount																		$ 4,500
Debt conversion percentage																		60.00%
Conversion trading days | Integer																		20
Derivative liability																		$ 161,856
Deferred financing cost																		4,500
Debt discount																		$ 86,400
Securities Purchase Agreement [Member] | Accredited Investor Four [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate																		8.00%
Debt principal amount																		$ 63,000
Debt maturity date																		Aug. 20, 2021
Proceeds from debt																	$ 60,000
Payment to reimburse amount																	$ 3,000
Debt conversion percentage																	62.00%
Conversion trading days | Integer																	20
Derivative liability																	$ 101,996
Deferred financing cost																	3,000
Debt discount																	$ 60,000
Securities Purchase Agreement [Member] | Accredited Investor Five [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument conversion price | $ / shares															$ 0.03
Debt interest rate																8.00%
Debt principal amount																$ 105,000
Debt original issued discount																$ 5,000
Debt maturity date																Aug. 27, 2021
Proceeds from debt															$ 96,000
Payment to reimburse amount															$ 4,000
Conversion trading days | Integer															20
Derivative liability															$ 176,129
Deferred financing cost															4,000
Debt discount															$ 92,200
Securities Purchase Agreement [Member] | Accredited Investor Five [Member] | 8% Convertible Promissory Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt conversion percentage															62.00%
Securities Purchase Agreement [Member] | Accredited Investor Six [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate														8.00%
Debt principal amount														$ 68,000
Debt maturity date														Aug. 31, 2021
Proceeds from debt													$ 65,000
Payment to reimburse amount													$ 3,000
Debt conversion percentage													62.00%
Conversion trading days | Integer													20
Derivative liability													$ 112,459
Deferred financing cost													3,000
Debt discount													$ 65,000
Securities Purchase Agreement [Member] | Accredited Investor Seven [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate												8.00%
Debt principal amount												$ 140,000
Debt original issued discount												$ 14,000
Debt maturity date												Jan. 25, 2022
Proceeds from debt											$ 120,000
Payment to reimburse amount											$ 6,000
Debt conversion percentage											60.00%
Conversion trading days | Integer											15
Derivative liability											$ 656,325
Deferred financing cost											10,800
Debt discount											$ 115,200
Securities Purchase Agreement [Member] | Accredited Investor Eight [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate											8.00%
Debt principal amount											$ 118,500
Debt maturity date											Jan. 26, 2022
Proceeds from debt										$ 115,000
Payment to reimburse amount										$ 3,500
Debt conversion percentage										62.00%
Conversion trading days | Integer										20
Derivative liability										$ 568,609
Deferred financing cost										3,500
Debt discount										$ 115,000
Securities Purchase Agreement [Member] | Accredited Investor Nine [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate									8.00%
Debt principal amount									$ 88,500
Debt maturity date									Feb. 10, 2022
Proceeds from debt								$ 85,000
Payment to reimburse amount								$ 3,500
Debt conversion percentage								62.00%
Conversion trading days | Integer								20
Derivative liability								$ 573,537
Deferred financing cost								3,500
Debt discount								$ 85,000
Securities Purchase Agreement [Member] | Accredited Investor Ten [Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt interest rate							8.00%
Debt principal amount							$ 78,500
Debt maturity date							Feb. 18, 2022
Proceeds from debt					$ 75,000
Payment to reimburse amount					$ 3,500
Debt conversion percentage					62.00%
Conversion trading days | Integer					20
Derivative liability					$ 466,569
Deferred financing cost					3,500
Debt discount					$ 75,000
Settlement Agreement Member] | 8% Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt conversion of shares | shares						1,032,918
Debt instrument conversion price | $ / shares																													$ 0.10
Debt principal amount						$ 103,292
Gain (Loss) on Extinguishment of Debt						$ 121,659
Evergreen Agreement [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Convertible notes payable																							$ 166,625		$ 166,625
Deferred financing cost																											$ 2,073,992
Evergreen Agreement [Member] | Accredited Investor Eleven [Member] | Evergreen Capital Management LLC [Member]
Short-term Debt [Line Items]
Accrued interest		$ 25,596	$ 25,596	$ 25,596
Debt instrument conversion price | $ / shares		$ 0.20	$ 0.20	$ 0.20
Debt interest rate		5.00%	5.00%	5.00%
Debt principal amount		$ 2,346,000	$ 2,346,000	$ 2,346,000																			1,927,988		1,927,988
Debt original issued discount			306,000
Deferred financing cost		42,500	42,500	42,500																			1,387,297		1,387,297
Common Stock, Value, Subscriptions		$ 2,040,000	$ 2,040,000	$ 2,040,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		11,730,000	11,730,000	11,730,000
Warrants exercise price | $ / shares		$ 0.20	$ 0.20	$ 0.20
Warrants exercisable terms, description		The Investor will not have the right to exercise the Warrants if the Investor, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its conversion and under no circumstances may exercise the Warrants if the Investor, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its exercise.	The Investor will not have the right to exercise the Warrants if the Investor, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its conversion and under no circumstances may exercise the Warrants if the Investor, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its exercise
Debt Instrument, Maturity Date, Description				April 6, 2022 and May 3, 2022
Evergreen Agreement [Member] | Accredited Investor Eleven [Member] | Evergreen Capital Management LLC [Member] | First Tranche [Member]
Short-term Debt [Line Items]
Debt interest rate		5.00%	5.00%	5.00%
Debt principal amount		$ 1,771,000	$ 1,771,000	$ 1,771,000
Debt maturity date			Apr. 06, 2022
Debt conversion percentage			75.00%
Conversion trading days | Integer			20
Common Stock, Value, Subscriptions		$ 1,540,000	$ 1,540,000	$ 1,540,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		8,855,000	8,855,000	8,855,000
Debt instrument, description			The Company has the right to prepay all or any portion of the outstanding balance of the Note in an amount equal to 115% or 120%, depending on whether such repayment is made before November 5, 2021 or after November 5, 2021, respectively, multiplied by the portion of the outstanding balance to be prepaid
Evergreen Agreement [Member] | Accredited Investor Eleven [Member] | Evergreen Capital Management LLC [Member] | Second Tranche [Member]
Short-term Debt [Line Items]
Debt interest rate		5.00%	5.00%	5.00%
Debt principal amount		$ 575,000	$ 575,000	$ 575,000
Debt maturity date			May 03, 2022
Debt conversion percentage			75.00%
Conversion trading days | Integer			20
Common Stock, Value, Subscriptions		$ 500,000	$ 500,000	$ 500,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		2,875,000	2,875,000	2,875,000
Debt instrument, description			The Company has the right to prepay all or any portion of the outstanding balance of the Note in an amount equal to 115% or 120%, depending on whether such repayment is made before November 5, 2021 or after November 5, 2021, respectively, multiplied by the portion of the outstanding balance to be prepaid
Investors Agreement [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Convertible notes payable																							3,075,146		3,075,146		2,424,877
Deferred financing cost																							2,135,337		2,135,337
Investors Agreement [Member] | Accredited Investor Twelve [Member]
Short-term Debt [Line Items]
Accrued interest																											18,377
Debt principal amount																											2,797,795
Debt original issued discount	$ 419,664																								447,237
Deferred financing cost	10,000
Common Stock, Value, Subscriptions	$ 2,550,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	15,000,000
Warrants exercise price | $ / shares	$ 0.20
Investors Agreement [Member] | Accredited Investor Twelve [Member] | First Tranche [Member]
Short-term Debt [Line Items]
Debt interest rate	5.00%
Debt principal amount	$ 2,264,706
Debt maturity date	May 04, 2022
Common Stock, Value, Subscriptions	$ 1,924,999
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	11,323,529
Debt instrument, description	The Company has the right to prepay all or any portion of the outstanding balance of the Notes in an amount equal to 115% or 120%, depending on whether such repayment is made before November 5, 2021 or after November 5, 2021, respectively, multiplied by the portion of the outstanding balance to be prepaid.
Investors Agreement [Member] | Accredited Investor Twelve [Member] | Second Tranche [Member]
Short-term Debt [Line Items]
Debt principal amount	$ 735,294
Debt maturity date	Jun. 30, 2022
Common Stock, Value, Subscriptions	$ 625,001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	3,676,471
Debt instrument, description	The Company has the right to prepay all or any portion of the outstanding balance of the Notes in an amount equal to 115% or 120%, depending on whether such repayment is made before November 5, 2021 or after November 5, 2021, respectively, multiplied by the portion of the outstanding balance to be prepaid
JMJ Financial [Member]
Short-term Debt [Line Items]
Convertible notes payable																							235,925		235,925		226,704	209,330
Accrued interest																							$ 9,221	$ 8,514	$ 9,221	$ 8,514	$ 17,374	$ 16,043
Debt conversion of shares | shares																									11,796		11,335	10,466
Debt instrument conversion price | $ / shares																							$ 20		$ 20		$ 20	$ 20